Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2023
Accumulated other comprehensive income [abstract]
Schedule of accumulated other comprehensive income

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2023	2022	2023	2022	2023	2022
	$	$	$	$	$	$
Balance - Beginning of fiscal year	2,654	9,715	23	—	2,677	9,715

Other comprehensive income (loss)	(5,586)	(7,061)	(148)	23	(5,734)	(7,038)

Balance - End of fiscal year	(2,932)	2,654	(125)	23	(3,057)	2,677